Employee Benefits and Private Pension Plan - Changes in provision for post-employment benefits (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Employee benefits and private pension plan details 1 [abstract]
Provision for post-employment benefits, opening	R$ 237,523	R$ 144,751
Current service cost	6,092	7,664
Interest cost	21,466	15,754
Actuarial (gains) losses from changes in actuarial assumptions	7,934	36,120
Benefits paid directly by Company and its subsidiaries	(23,604)	(11,368)
Opening balance CBL S.A. (see Note 3.c)		44,478
Exchange rate from foreign subsidiaries	404	124
Provision for post-employment benefits, ending	R$ 249,815	R$ 237,523